Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Comprehensive income (CHF million)
Net income	(662)	1,215	1,164	553	2,545
Gains/(losses) on cash flow hedges	12	17	(15)	29	(13)
Foreign currency translation	65	(273)	(166)	(208)	761
Unrealized gains/(losses) on securities	12	8	(14)	20	(21)
Actuarial gains/(losses)	42	35	81	77	151
Net prior service cost	(22)	(20)	(31)	(42)	(58)
Other comprehensive income/(loss), net of tax	109	(233)	(145)	(124)	820
Comprehensive income/(loss)	(553)	982	1,019	429	3,365
Comprehensive income/(loss) attributable to noncontrolling interests	41	331	110	372	315
Comprehensive income/(loss) attributable to shareholders	(594)	651	909	57	3,050